S000027378 [Member] Investment Objectives and Goals - AB Bond Inflation Strategy	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Bond Inflation Strategy
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.